Business acquisition (Tables) - West Polaris	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Summary of acquisitions during the period
The following table summarizes the consideration paid, and the amounts of the assets and liabilities recognized at the acquisition date.

(In US$ millions)	June 19, 2015
Consideration
Cash	$204.0
Contingent consideration	95.3
Seller's Credit	44.6
Plus: Working capital adjustment	30.7
Fair value of total consideration transferred	$374.6

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	$20.0
Current assets	52.1
Intangible asset - favorable drilling contract	124.3
Drilling unit	575.3
Long term interest bearing debt	(336.0)
Current liabilities	(20.2)
Non-current liabilities	(1.3)
Total identifiable net assets at acquisition	$414.2

Measurement period adjustment	$(30.3)
Gain on bargain purchase	(9.3)
Total	$374.6

Summary of Proforma Revenue and Proforma Earnings of Combined Entity
The pro forma revenue and pro forma net income of the combined entity for the year ended December 31, 2015 and December 31, 2014, had the acquisition date been January 1, 2014 are as follows:

	Year ended December 31,
(In US$ millions)	2015		2014
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Total Revenue	$1,741.6	$1,851.3	$1,342.6	$1,564.1
Net Income	488.4	535.7	314.6	388.9
Net income attributable to Seadrill Partners LLC members	257.2	284.6	138.2	181.3